                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                  800-236-4479

                               INVESTMENT ADVISER
                                MERCURY ADVISORS
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                 LEGAL COUNSEL
                           GARDNER, CARTON & DOUGLAS
                             321 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60610

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

                                  DISTRIBUTOR
                             FAM DISTRIBUTORS, INC.
                                 P.O. BOX 9081
                        PRINCETON, NEW JERSEY 08543-9081

                                 TRANSFER AGENT
                         FINANCIAL DATA SERVICES, INC.
                                 P.O. BOX 41621
                        JACKSONVILLE, FLORIDA 32232-1621

                                   CUSTODIAN
                         BROWN BROTHERS HARRIMAN & CO.
                                40 WATER STREET
                        BOSTON, MASSACHUSETTS 02109-3661

                         THIS MATERIAL MUST BE PRECEDED
                        OR ACCOMPANIED BY A PROSPECTUS.

                                  SEMI-ANNUAL
                                     REPORT

                                 JUNE 30, 2000

                                      LOGO

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                          EQUITY INCOME VIP PORTFOLIO
            -------------------------------------------------------
Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in U.S. stocks.
                      MERCURY ADVISORS: INVESTMENT ADVISER

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDER:

We are pleased to present to you the semi-annual report of the Hotchkis and Wiley Variable Trust Equity Income VIP Portfolio (the "Fund") for the six-month period ended June 30, 2000.

By the first quarter of 2000, the U.S. equity markets began to experience an unstable pattern of performance. Investors couldn't decide whether to continue buying the pricey, high momentum winners of 1998-99 or to take profits and pay more attention to valuation. Following weak performance in January and February, the U.S. large capitalization equity market, as defined by the S&P 500 Index, rebounded to finish the first quarter with a 2.3% gain. "Value" investments continued to trail as technology issues led the charge with an 11.9% gain for the quarter. The primary reason for the Fund's underperformance during the six-month period ended June 30, 2000 was its emphasis on value stocks during a period when technology and growth stocks greatly outperformed value.

However, all was not sanguine for the technology sector. Beginning on March 27, 2000 and extending through April and May 2000, the Nasdaq Composite Index experienced a sharp correction, declining -31.5%. During the Nasdaq's sell-off, large cap value investments held up exceedingly well. While the S&P 500 Index was -6.6%, the Russell 1000 Value Index actually posted a gain of 0.6%. With its unwavering value focus, the Fund gained approximately 9.5% from March 27, 2000 through May 31, 2000.

The Fund performed exceedingly well when the environment turned favorable for value investments. A lack of technology in the portfolio was the single biggest contributor to the Fund's outperformance in April and May, while exposure to many of the manufacturing cyclicals (i.e., papers and steel) was the primary detractor to performance. Also, adding to the Fund's performance was a broad based group of holdings that generated excellent returns during April and May. Northrup (+45%), Philip Morris (+24%), Waste Management (+49%), Russell Corp (+55%), Lockheed Martin (+21%) and Aetna (+20%) are but a few of our holdings where a dramatic upward reassessment of valuation by investors occurred. In short, the Fund again demonstrated that it tends to outperform not only the broad market, but also the value index, when value stocks are in favor.

In June 2000, the market returned to its speculative pattern, bidding up the price of technology and healthcare stocks (the only two S&P 500 sectors showing positive returns), and selling off many of the value stocks that had outperformed the prior two months. June's market dynamics culminated on the last trading day of the quarter (June 30) when investors were rebalancing their portfolios to adjust for the reconstitution of the Russell 1000 Index. Unfortunately, value stocks came under selling pressure as their weight within the reconstituted index had diminished. Although we are disappointed that our April/May outperformance of the S&P 500 Index was eliminated by the market dynamics in June, our second quarter return (-3.2%) still compared favorably to that of Russell 1000 Value Index (-4.7%).

As we have pointed out in the past, many of the more traditional value areas of the market appear incredibly oversold. Since underlying valuation (i.e., the present value of the future cash flows of a company) is the fundamental determinant of a stock's intrinsic value, we believe that adherence to our traditional value disciplines will perform well over the long-term.

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.
Sincerely,

/s/ Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY VARIABLE TRUST

               TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000*

                                                                      S&P
                                                                      500
                                                         Fund        Index
----------------------------------------------------------------------------
Six Months                                              -10.43%       -0.49%
----------------------------------------------------------------------------
One Year                                                -21.48         7.42
----------------------------------------------------------------------------
Since Inception (3/18/98)                                -8.36        15.48
----------------------------------------------------------------------------

               * Average annual total return for periods greater than one year.

Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. Insurance related fees and expenses are not reflected in these returns and, if they were, returns would be lower. Please see the prospectus for details. The investment adviser pays annual operating expenses in excess of 1.15% of the Fund's average net assets. Were the investment adviser not to pay such expenses, net returns would be lower. Investment returns and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

The Nasdaq Composite Index is an unmanaged index which covers 4,500 stocks traded over-the-counter. It represents many small company stocks, but is heavily influenced by about 100 of the largest Nasdaq stocks. It is a value-weighted index calculated on price change only and does not include income.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book value ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged, capital-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. The Fund's value disciplines may prevent or restrict investment in major stocks in its benchmark index, the S&P 500 Index. It is not possible to invest directly in an index.

The opinions expressed in the Shareholder letter are as of June 30, 2000. They are subject to change and any forecasts made cannot be guaranteed. The Fund may not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                          EQUITY INCOME VIP PORTFOLIO

        COMMON STOCKS -- 97.9%            Shares     Value
------------------------------------------------------------
AEROSPACE -- 4.8%
 ............................................................
Lockheed Martin Corporation                 830     $ 20,594
 ............................................................
Northrop Grumman Corporation                250       16,563
 ............................................................
Rockwell International Corporation          160        5,040
 ....................... ........................    --------
                                                      42,197
------------------------------------------------------------
ALUMINUM -- 3.3%
 ............................................................
Alcoa Inc.                                  994       28,826
------------------------------------------------------------
APPAREL & TEXTILES -- 1.0%
 ............................................................
Russell Corporation                         430        8,600
------------------------------------------------------------
APPLIANCE & HOUSEHOLD FURNITURE -- 0.5%
 ............................................................
Whirlpool Corporation                       100        4,663
------------------------------------------------------------
AUTO PARTS -- 3.9%
 ............................................................
Dana Corporation                            530       11,229
 ............................................................
Delphi Automotive Systems Corporation       480        6,990
 ............................................................
Meritor Automotive, Inc.                    265        2,915
 ............................................................
Tenneco Automotive Inc.                     226        1,186
 ............................................................
TRW Inc.                                    250       10,844
 ............................................................
Visteon Corporation #                        65          794
 ....................... ........................    --------
                                                      33,958
------------------------------------------------------------
AUTOS & TRUCKS -- 4.5%
 ............................................................
Ford Motor Company                          500       21,500
 ............................................................
General Motors Corporation                  310       17,999
 ....................... ........................    --------
                                                      39,499
------------------------------------------------------------
BEVERAGES -- 1.4%
 ............................................................
Anheuser-Busch Companies, Inc.              160       11,950
------------------------------------------------------------
CHEMICALS -- 3.0%
 ............................................................
The Dow Chemical Company                    450       13,584
 ............................................................
Eastman Chemical Company                    240       11,460
 ............................................................
Millennium Chemicals Inc.                    60        1,020
 ....................... ........................    --------
                                                      26,064
------------------------------------------------------------
CONTAINERS -- 1.0%
 ............................................................
Pactiv Corporation #                      1,130        8,899
------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES -- 0.3%
 ............................................................
Computer Associates International, Inc.      50        2,559
------------------------------------------------------------

                                          Shares     Value
------------------------------------------------------------
ELECTRIC: INTEGRATED -- 8.5%
 ............................................................
CMS Energy Corporation                      400     $  8,850
 ............................................................
DTE Energy Company                          400       12,225
 ............................................................
Edison International                        730       14,965
 ............................................................
GPU, Inc.                                   120        3,247
 ............................................................
P P & L Corporation                         493       10,815
 ............................................................
Public Service Enterprises Group, Inc.      295       10,214
 ............................................................
SCANA Corporation                           284        6,852
 ............................................................
TXU Corporation                             230        6,785
 ....................... ........................    --------
                                                      73,953
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.8%
 ............................................................
Harsco Corporation                          260        6,630
------------------------------------------------------------
FOREST PRODUCTS -- 3.3%
 ............................................................
Georgia-Pacific (Timber Group)              500       10,813
 ............................................................
Weyerhaeuser Company                        410       17,630
 ....................... ........................    --------
                                                      28,443
------------------------------------------------------------
INSURANCE: LIFE -- 7.8%
 ............................................................
Aetna Inc.                                  300       19,256
 ............................................................
American General Corporation                200       12,200
 ............................................................
Lincoln National Corporation                470       16,979
 ............................................................
MetLife, Inc. #                             420        8,846
 ............................................................
ReliaStar Financial Corporation             200       10,488
 ....................... ........................    --------
                                                      67,769
------------------------------------------------------------
INSURANCE: PROPERTY CASUALTY -- 5.5%
 ............................................................
The Allstate Corporation                    830       18,467
 ............................................................
Safeco Corporation                          500        9,938
 ............................................................
St. Paul Companies, Inc.                    560       19,110
 ....................... ........................    --------
                                                      47,515
------------------------------------------------------------
LEISURE/TOYS -- 0.7%
 ............................................................
Fortune Brands, Inc.                        270        6,227
------------------------------------------------------------
MACHINERY -- 1.3%
 ............................................................
CNH Global N.V.                           1,230       11,378
------------------------------------------------------------
METALS: MISC. -- 0.9%
 ............................................................
Phelps Dodge Corporation                    200        7,438
------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.6%
 ............................................................
Xerox Corporation                           690       14,318
------------------------------------------------------------

                     See Notes to the Financial Statements

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                          EQUITY INCOME VIP PORTFOLIO

                                          Shares     Value
------------------------------------------------------------
OIL: DOMESTIC -- 6.6%
 ............................................................
Conoco Inc. -- Class A                      100     $  2,200
 ............................................................
Conoco Inc. -- Class B                      100        2,456
 ............................................................
Occidental Petroleum Corporation            900       18,956
 ............................................................
Phillips Petroleum Company                  110        5,576
 ............................................................
Sunoco, Inc.                                100        2,944
 ............................................................
USX-Marathon Group, Inc.                    615       15,413
 ............................................................
Ultramar Diamond Shamrock Corporation       400        9,925
 ....................... ........................    --------
                                                      57,470
------------------------------------------------------------
OIL: INTERNATIONAL -- 2.6%
 ............................................................
Dynegy Inc. -- Class A                      265       18,103
 ............................................................
Texaco Inc.                                  80        4,260
 ....................... ........................    --------
                                                      22,363
------------------------------------------------------------
PAPER -- 3.3%
 ............................................................
Georgia-Pacific Group                       360        9,450
 ............................................................
International Paper Company                 657       19,587
 ....................... ........................    --------
                                                      29,037
------------------------------------------------------------
PHOTOGRAPHY/IMAGING -- 2.9%
 ............................................................
Eastman Kodak Company                       430       25,585
------------------------------------------------------------
POLLUTION CONTROL -- 0.8%
 ............................................................
Waste Management, Inc.                      375        7,125
------------------------------------------------------------
RAILROADS -- 1.9%
 ............................................................
CSX Corporation                             260        5,509
 ............................................................
Norfolk Southern Corporation                770       11,454
 ....................... ........................    --------
                                                      16,963
------------------------------------------------------------
REGIONAL BANKS -- 3.9%
 ............................................................
Bank One Corporation                        424       11,262
 ............................................................
First Security Corporation                  300        4,069
 ............................................................
First Union Corporation                     320        7,940
 ............................................................
KeyCorp                                     370        6,521
 ............................................................
UnionBanCal Corporation                     200        3,712
 ....................... ........................    --------
                                                      33,504
------------------------------------------------------------
RETAIL: DEPARTMENT STORES -- 1.1%
 ............................................................
May Department Stores Company               400        9,600
------------------------------------------------------------

                                          Shares     Value
------------------------------------------------------------
RETAIL: GENERAL MERCHANDISE -- 2.3%
 ............................................................
J.C. Penney Company, Inc.                   400     $  7,375
 ............................................................
Sears, Roebuck & Company                    390       12,724
 ....................... ........................    --------
                                                      20,099
------------------------------------------------------------
SATELLITE TELECOM -- 0.7%
 ............................................................
General Motors Corporation -- Class H        74        6,494
------------------------------------------------------------
SAVINGS & LOANS -- 2.3%
 ............................................................
Washington Mutual, Inc.                     680       19,635
------------------------------------------------------------
SMALL LOANS & FINANCE -- 3.3%
 ............................................................
Associates First Capital
  Corporation -- Class A                    142        3,168
 ............................................................
Fannie Mae                                  270       14,091
 ............................................................
Household International, Inc.               280       11,637
 ....................... ........................    --------
                                                      28,896
------------------------------------------------------------
STEEL -- 1.1%
 ............................................................
USX-U.S. Steel Group, Inc.                  500        9,281
------------------------------------------------------------
TELEPHONE -- 7.6%
 ............................................................
ALLTEL Corporation                          240       14,865
 ............................................................
AT&T Corporation                            650       20,556
 ............................................................
Bell Atlantic Corporation                   205       10,417
 ............................................................
GTE Corporation                             120        7,470
 ............................................................
SBC Communications Inc.                     300       12,975
 ....................... ........................    --------
                                                      66,283
------------------------------------------------------------
TOBACCO -- 3.4%
 ............................................................
Philip Morris Companies, Inc.             1,120       29,750
------------------------------------------------------------
Total common stocks
   (cost $1,125,074)                                 852,971
------------------------------------------------------------

                                        Principal
   CERTIFICATES OF DEPOSIT -- 2.3%       Amount
-------------------------------------------------------------
Brown Brothers Call Deposit, 5.5000%     $19,772       19,772
-------------------------------------------------------------
Total certificates of deposit
   (cost $19,772)                                      19,772
-------------------------------------------------------------
Total investments -- 100.2%
   (cost $1,144,846)                                  872,743
 .............................................................
Liabilities in excess of other
  assets -- (0.2%)                                     (1,640)
 ........................ ........................
                                                     --------
Total net assets -- 100.0%                           $871,103
-------------------------------------------------------------

# - Non-income producing security.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                              June 30, 2000
                EQUITY INCOME VIP PORTFOLIO                    (Unaudited)
---------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................   $  872,743
  Cash......................................................          252
  Dividends and interest receivable.........................        3,667
  Receivable for investments sold...........................        2,652
  Organizational expenses, net of accumulated
    amortization............................................       10,149
  Prepaid expenses..........................................        1,586
                                                               ----------
      Total assets..........................................      891,049
                                                               ----------
LIABILITIES:
  Payable to Adviser........................................        1,230
  Accrued expenses and other liabilities....................       18,716
                                                               ----------
      Total liabilities.....................................       19,946
                                                               ----------
      Net assets............................................   $  871,103
                                                               ==========
NET ASSETS CONSIST OF:
  Paid in capital...........................................   $1,109,575
  Undistributed net investment income.......................          503
  Undistributed net realized gain on securities.............       33,128
  Net unrealized depreciation of securities.................     (272,103)
                                                               ----------
      Net assets............................................   $  871,103
                                                               ==========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................      111,803
  Net asset value per share (offering and redemption
    price)..................................................   $     7.79
                                                               ==========
 *Cost of Investments.......................................   $1,144,846
                                                               ==========

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                                June 30, 2000
                EQUITY INCOME VIP PORTFOLIO                      (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends...............................................      $  16,034
    Interest................................................            399
                                                                  ---------
        Total income........................................         16,433
                                                                  ---------
  Expenses
    Advisory fee............................................          3,386
    Legal and auditing fees.................................            244
    Custodian fees and expenses.............................          2,536
    Accounting and transfer agent fees and expenses.........         14,618
    Administration fee......................................            182
    Trustees' fees and expenses.............................            135
    Reports to shareholders.................................          5,666
    Registration fees.......................................            100
    Amortization of organizational expenses.................          1,826
    Other expenses..........................................          1,538
                                                                  ---------
        Total expenses......................................         30,231
    Less, expense reimbursement.............................        (25,039)
                                                                  ---------
        Net expenses........................................          5,192
                                                                  ---------
    Net investment income...................................         11,241
                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on securities.........................          2,579
    Net change in unrealized depreciation of securities.....       (114,868)
                                                                  ---------
  Net loss on investments...................................       (112,289)
                                                                  ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $(101,048)
                                                                  =========
*Net of Foreign Taxes Withheld..............................      $     103
                                                                  =========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                               June 30, 2000        Year Ended
EQUITY INCOME VIP PORTFOLIO                                     (Unaudited)      December 31, 1999
--------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................     $  11,241           $ 20,005
    Net realized gain on securities.........................         2,579             34,115
    Net change in unrealized depreciation of securities.....      (114,868)           (86,565)
                                                                 ---------           --------
        Net decrease in net assets resulting from
        operations..........................................      (101,048)           (32,445)
                                                                 ---------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................       (13,234)           (21,583)
                                                                 ---------           --------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................            --             75,069
    Shares issued in connection with payment of dividends
     and distributions......................................        13,233             21,583
    Cost of shares redeemed.................................            (8)           (58,768)
                                                                 ---------           --------
        Net increase in net assets from Fund share
        transactions........................................        13,225             37,884
                                                                 ---------           --------
Total decrease in net assets................................      (101,057)           (16,144)

NET ASSETS:
    Beginning of period.....................................       972,160            988,304
                                                                 ---------           --------
    End of period*..........................................     $ 871,103           $972,160
                                                                 =========           ========
*Including undistributed net investment income of:               $     503           $  2,494
                                                                 =========           ========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................            --              7,689
    Shares issued in connection with payment of dividends
     and distributions......................................         1,665              2,335
    Shares redeemed.........................................            (1)            (6,520)
                                                                 ---------           --------
        Net increase........................................         1,664              3,504
                                                                 =========           ========

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2000 (UNAUDITED)

NOTE 1.
ACCOUNTING POLICIES. The Equity Income VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on March 18, 1998. The Fund seeks current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the International VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Mercury Advisors (the "Adviser"), formerly Hotchkis and Wiley, under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Adviser, with which certain officers and Trustees of the Trust are affiliated. The Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Adviser has contractually agreed to pay all operating expenses in excess of 1.15% as applied to the Fund's daily net assets through April 30, 2001. For the six months ended June 30, 2000, the Adviser paid $25,039 of operating expenses on behalf of the Fund.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Trust entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Trust together with certain other open-end investment companies advised by Merrill Lynch Investment Managers, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement for the six months ended June 30, 2000.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2000 were $85,130 and $74,218, respectively.

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                  Net        Appreciated   Depreciated
                            Fund                              Depreciation   Securities    Securities
------------------------------------------------------------------------------------------------------
Equity Income VIP Portfolio.................................   $(272,103)      $47,028      $(319,131)

At June 30, 2000, the cost of investments for federal income tax purposes was $1,144,846. Any differences between book and tax are due primarily to wash sale losses.

NOTE 5.
RESTRUCTURING. The Board of Trustees has approved, effective on or about October 5, 2000, a change in the name of the Fund to Mercury HW Large Cap Value VIP Portfolio.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended                        March 18, 1998*
                                                               June 30, 2000        Year Ended            through
                EQUITY INCOME VIP PORTFOLIO                     (Unaudited)      December 31, 1999   December 31, 1998
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $   8.83           $   9.27             $  10.00
                                                                  --------           --------             --------
  Income from Investment Operations:
    Net investment income...................................          0.10               0.20                 0.14
    Net realized and unrealized gain (loss) on
      investments...........................................         (1.02)             (0.45)               (0.75)
                                                                  --------           --------             --------
    Total from investment operations........................         (0.92)             (0.25)               (0.61)
                                                                  --------           --------             --------
  Less Distributions:
    Dividends (from net investment income)..................         (0.12)             (0.19)               (0.12)
                                                                  --------           --------             --------
Net Asset Value, End of Period..............................      $   7.79           $   8.83             $   9.27
                                                                  ========           ========             ========
Total Return................................................        (10.43)%(1)         (2.73)%              (6.04)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................      $871,103           $972,160             $988,304
Ratio of expenses to average net assets:
    Before expense reimbursement............................          6.70%(2)           5.76%                7.81%(2)
    After expense reimbursement.............................          1.15%(2)           1.15%                1.15%(2)
Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement............................         (3.06)%(2)         (2.71)%              (4.95)%(2)
    After expense reimbursement.............................          2.49%(2)           1.90%                1.71%(2)
Portfolio turnover rate.....................................             8%(1)             24%                  12%(1)

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements